Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Accrued Liabilities
9. Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2015	2014
Accrued loan interest and loan fees	$1,226	$189
Accrued operating expenses	4,520	2,696
Accrued voyage expenses and commissions	1,188	2,159
Accrued general and administrative expenses	938	592
Total	$7,872	$5,636